Business combination	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination
Note 3. Business combination
a.Acquisition of Corellium:
On December 1, 2025, the Company completed the acquisition of 100% of the shares of Corellium, a U.S. based provider of Arm hypervisor virtualization technology used in secure software development across mobile, automotive, and IoT applications. The acquisition was completed to expand the Company’s product portfolio.
The purchase consideration for the acquisition was $156,116, which included $154,715 cash consideration and the fair value of liability classified contingent consideration ("Earn-out") of $1,401 (Refer to Note 15, for more information on the fair value of our contingent consideration liability). The Earn-out will be subsequently measured at fair value, with changes in fair value recognized within operating expenses or income. The purchase consideration does not include $20,000 fair value of RSAs that are subject to continued employment. The RSAs are recognized as compensation expense over the requisite service period. The acquisition was accounted for as a business combination.

The purchase price allocation as of the acquisition date was as follows:

Amount
Net assets	$10,068
Technology	57,667
Backlog	5,035
Customer relationship	10,347
Deferred tax liability	(17,846)
Goodwill	90,845
Total	$156,116

Goodwill represents expected synergies from technology integration, expansion of product capabilities, and the assembled workforce. The Goodwill is not expected to be deductible for tax purposes.
The identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life in years
Technology	57,667	8
Backlog	5,035	1.5
Customer relationship	10,347	7
Total identifiable intangible assets	$73,049
The fair value of the Technology was determined using the Multi-period Excess Earnings Method, while the fair value of the Customer Relationships and Backlog was determined using the Cost Saving Method.
During the year ended December 31, 2025, the Company recorded amortization expenses of $1,004, representing one month of amortization beginning on the acquisition date.
The Company recognized $3,818 of acquisition‑related costs, primarily professional service fees, which were expensed as incurred and presented within selling, general and administrative expenses.
Unaudited pro forma results of operations related to this acquisition have not been presented because the acquisition was not material to the Company’s consolidated statements of income.

b.Acquisition of CyTech:
On July 15, 2024, the Company completed the acquisition of 100% of Cyber Technology Services, Inc. (“CyTech”) shares, for a total consideration of $3,803. CyTech provide cybersecurity solutions, specializing in technical analysis, digital forensics, IT support, and intelligence operations. The purpose of the acquisition of CyTech in combination with forming Cellebrite Federal Solutions is to broaden the Company's business with U.S. federal customers. The acquisition was accounted for as a business combination.

The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$108
Facility clearance	1,396
Backlog	49
Customer relationship	365
Goodwill	1,885
Total	$3,803

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is deductible for income tax purpose.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful life in years
Facility clearance	1,396	15
Backlog	49	1.5
Customer relationship	365	12
Total identifiable intangible assets	$1,810

Amortization expenses related to the acquired intangible assets amounted to $156 and $72 for the years ended December 31, 2025 and 2024, respectively.
Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.